CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               November 16, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:            First Trust Series Fund (the "Registrant")
                       (Registration Nos. 333-168727 and 811-22452)
                     -------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and Statement of Additional Information for the First Trust Short Duration High Income Fund, a series of the Registrant, filed pursuant to Rule 497(c) on November 1, 2012.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By:  /s/ Morrison C. Warren
                                             --------------------------------
                                                 Morrison C. Warren
Enclosures